Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 24, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation S-K, which was adopted by the SEC in 2022, the Company is providing the following information regarding the relationship between “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”), former principal executive officer (“Former PEO”) and non-PEO named executive officer (“NEO”) and certain financial performance of the Company for the fiscal years listed below.

	John J. Gebbia - PEO		Andrew H. Reich - Former PEO		Non-PEO NEO		Value of Initial Fixed $100
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Summary Compensation Table Total for Former PEO(1)	Compensation Actually Paid to Former PEO(3)	Average Summary Compensation Table Total for Non-PEO NEO(1)	Average Compensation Actually Paid to Non-PEO NEO(4)	Investment Based On Total Shareholder Return (“TSR”)(5)	Net Income / (Loss) thousands(6)
2024	$1,310,000	$1,310,000	$—	$—	$582,000	$582,000	$37.93	$13,286
2023	$612,000	$612,000	$230,000	$230,000	$321,000	$321,000	$(27.59)	$7,826

(1)	Represents the amounts of total compensation reported for our PEO, Former PEO and Non-PEO NEO during each corresponding year in the “Total” column of the Summary Compensation Table above.
(2)
Andrew H. Reich was our PEO from January 1, 2023 until May 24, 2023, upon appointment of Mr. Gebbia as PEO. There were no other NEOs for the year ended December 31, 2022, and only Andrew H. Reich during the year ended December 31, 2024 and 2023.

(3)	Represents the amount of “compensation actually paid” to our PEO and Former PEO, respectively, as computed in accordance with Item 402(v) of Regulation S-K, with the following adjustments:

Year	Reported Summary Compensation Table Total for John J. Gebbia	Equity Award Adjustments(b)	Compensation Actually Paid to John J. Gebbia
2024	$1,310,000	$—	$1,310,000
2023	$612,000	$—	$612,000

Year	Reported Summary Compensation Table Total for Andrew H. Reich	Equity Award Adjustments(b)	Compensation Actually Paid to Andrew H. Reich
2024	$—	$—	$—
2023	$230,000	$—	$230,000

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(4)
Represents the average amount of “compensation actually paid” to the Non-PEO NEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEO for each applicable year:

Year	Reported Summary Compensation Table Total for Andrew H. Reich	Equity Award Adjustments(b)	Compensation Actually Paid to Andrew H. Reich
2024	$582,000	$—	$582,000
2023	$321,000	$—	$321,000
2022	$—	$—	$—

(5)
TSR is cumulative for the measurement periods beginning on December 31, 2021 and ending on December 31 of each of 2024, 2023 and 2022, respectively, calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2021. No dividends were paid in 2024, 2023 or 2022.

(6)	The dollar amounts reported represent the amount of net income/ (loss) reflected in our consolidated audited financial statements for the applicable years.

Named Executive Officers, Footnote
(2)
Andrew H. Reich was our PEO from January 1, 2023 until May 24, 2023, upon appointment of Mr. Gebbia as PEO. There were no other NEOs for the year ended December 31, 2022, and only Andrew H. Reich during the year ended December 31, 2024 and 2023.

Adjustment To PEO Compensation, Footnote
(3)	Represents the amount of “compensation actually paid” to our PEO and Former PEO, respectively, as computed in accordance with Item 402(v) of Regulation S-K, with the following adjustments:

Year	Reported Summary Compensation Table Total for John J. Gebbia	Equity Award Adjustments(b)	Compensation Actually Paid to John J. Gebbia
2024	$1,310,000	$—	$1,310,000
2023	$612,000	$—	$612,000

Year	Reported Summary Compensation Table Total for Andrew H. Reich	Equity Award Adjustments(b)	Compensation Actually Paid to Andrew H. Reich
2024	$—	$—	$—
2023	$230,000	$—	$230,000

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount			$ 582,000	$ 321,000	$ 0
Non-PEO NEO Average Compensation Actually Paid Amount			$ 582,000	321,000	0
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Represents the average amount of “compensation actually paid” to the Non-PEO NEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEO for each applicable year:

Year	Reported Summary Compensation Table Total for Andrew H. Reich	Equity Award Adjustments(b)	Compensation Actually Paid to Andrew H. Reich
2024	$582,000	$—	$582,000
2023	$321,000	$—	$321,000
2022	$—	$—	$—

Compensation Actually Paid vs. Total Shareholder Return
The objectives of our executive compensation program are (1) to enhance our long-term value by driving growth and profitability consistent with our board-approved annual financial and long-term strategic plans, (2) to assist us in attracting and retaining high quality talent, (3) to reward past performance and motivate future performance, and (4) to align executive officers’ long-term interests with those of our shareholders. While we do not utilize a set formula for allocating compensation among the elements of total compensation, our compensation program is designed to reward performance by tying a substantial portion of each executive officer’s total potential compensation to individual performance and our overall performance. Key factors include the executive officer’s performance; the nature, scope and level of the executive officer’s responsibilities; and the executive officer’s contribution to our overall financial results. Our approach to compensation complements our practices of real-time risk assessment and daily measurement of financial performance in the various parts of our businesses, which also act as disincentives to excessive risk-taking. The compensation actually paid to our PEO and Former PEO and the average amount of compensation actually paid to or non-PEO NEOs during the periods presented are not directly correlated with TSR as they are influenced by numerous factors including, but not limited to, the timing of new grant issuances and award vesting, NEO mix, share price volatility during the fiscal year, our mix of performance metrics and other factors.

Compensation Actually Paid vs. Net Income
The objectives of our executive compensation program are (1) to enhance our long-term value by driving growth and profitability consistent with our board-approved annual financial and long-term strategic plans, (2) to assist us in attracting and retaining high quality talent, (3) to reward past performance and motivate future performance, and (4) to align executive officers’ long-term interests with those of our shareholders. While we do not utilize a set formula for allocating compensation among the elements of total compensation, our compensation program is designed to reward performance by tying a substantial portion of each executive officer’s total potential compensation to individual performance and our overall performance. Key factors include the executive officer’s performance; the nature, scope and level of the executive officer’s responsibilities; and the executive officer’s contribution to our overall financial results. Our approach to compensation complements our practices of real-time risk assessment and daily measurement of financial performance in the various parts of our businesses, which also act as disincentives to excessive risk-taking. The compensation actually paid to our PEO and Former PEO and the average amount of compensation actually paid to or non-PEO NEOs during the periods presented are not directly correlated with TSR as they are influenced by numerous factors including, but not limited to, the timing of new grant issuances and award vesting, NEO mix, share price volatility during the fiscal year, our mix of performance metrics and other factors.

Total Shareholder Return Amount			$ 37.93	(27.59)
PEO Name	Andrew H. Reich	Mr. Gebbia	Mr. Gebbia
Net Income (Loss) Available to Common Stockholders, Basic			$ 13,286,000	7,826,000
John J. Gebbia [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,310,000	612,000
PEO Actually Paid Compensation Amount			1,310,000	612,000
Andrew H. Reich [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	230,000
PEO Actually Paid Compensation Amount			0	230,000
PEO | John J. Gebbia [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Andrew H. Reich [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0